Statement of Changes in Equity (Unaudited) (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Statement of Changes in Equity [Abstract]
Common Shares Issued, issuance costs		$ 3.5
Return of Capital (in dollars per share)	$ 0.85	$ 1.7